CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation	$ 14,213,841	$ 13,370,377	$ 6,054,612
Unrealized gain on available for sale investments, tax	88,563	0	6,284
Interest expense, related parties	(2,056,556)	(13,938,263)	(9,316,150)
Execution and clearing, related party	(1,751,505)	(17,510,426)	(7,150,700)
Communication and market data, related party	(135,117)	(94,333)
Marketing and branding, related parties			(397,590)
General and administrative, related parties			(700,000)
Fair value change from convertible bonds		2,860,123
Commissions
Revenues from related parties	4,001,833	30,446,244	35,559,807
Financing service fees
Revenues from related parties	1,329,490	9,268,819	6,576,622
Interest income
Revenues from related parties	4,795,119	31,776,764	21,966,305
Other revenues
Revenues from related parties	$ 1,805,126	$ 15,556,298	$ 8,014,524